Commitments for Expenditure - Summary of Commitments For Acquisition of Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Purchase of cable (PVC,1C,2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	₩ 57,046	₩ 56,574
Commitments for Expenditure Remaining liability balances	16,240	16,038
Purchase of cable (PVC, 1C, 2500SQ) 103,374M and others (Bukdangjin-Shintangjung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	46,616	45,390
Commitments for Expenditure Remaining liability balances	34,102	32,876
Purchase of GIS (362KV 6300A 63KA) 23CB - YoungseoS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	36,143	36,143
Commitments for Expenditure Remaining liability balances	25,292	29,898
Purchase of GIS (362kV, 6300A, 63kA) 26CB - Hwasung S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,010	40,010
Commitments for Expenditure Remaining liability balances	5,540	8,328
Purchase of GIS (362KV 6300A 63KA) 27CB - KwangyangS/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,744	37,744
Commitments for Expenditure Remaining liability balances	140	2,244
Purchase of cable (FR CNCO-W,1C,325SQ) 1,400,000
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	59,716
Commitments for Expenditure Remaining liability balances	0	37,249
Purchase of switch (Eco) 9,360 units
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	40,631
Commitments for Expenditure Remaining liability balances	0	24,031
Purchase of cable (TR CNCE-W,1C,600SQ) 551,200M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	37,288
Commitments for Expenditure Remaining liability balances	0	23,100
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 4,464,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	82,622
Commitments for Expenditure Remaining liability balances	0	51,130
Purchase of cable (FR CNCO-W,1C,325SQ) 1,092,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	42,068
Commitments for Expenditure Remaining liability balances	0	35,358
Concrete pole (10M, general purpose, 350KGF) 102,435 ea and five other equipments
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	91,889
Commitments for Expenditure Remaining liability balances	0	80,904
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	56,860	0
Commitments for Expenditure Remaining liability balances	34,576	0
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	32,000	0
Commitments for Expenditure Remaining liability balances	26,700	0
Advanced E-Type low-pressure electronic power meter 1,320,000 ea
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	65,972	0
Commitments for Expenditure Remaining liability balances	23,262	0
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	34,423	0
Commitments for Expenditure Remaining liability balances	23,297	0
Purchase of cable (TR CNCE- W,1C,325SQ) 1,016,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	66,581	0
Commitments for Expenditure Remaining liability balances	40,254	0
Purchase of cable (TR CNCE-W,1C,600SQ) 485,000M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	46,194	0
Commitments for Expenditure Remaining liability balances	37,810	0
Purchase of cable (TR CNCE-W/AL,1C,400SQ) 3,303,900M
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	87,382	0
Commitments for Expenditure Remaining liability balances	83,628	0
Concrete pole (10M, general purpose, 350KGF) 126,948 ea and five other equipments
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	188,338	0
Commitments for Expenditure Remaining liability balances	168,456	0
Purchase of GIS (362KV, 6300A, 63KA) 25 – Shinyangsan S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	31,464
Commitments for Expenditure Remaining liability balances	31,464
Construction of Shin-Kori Units (#5,6)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	9,800,424	8,625,387
Commitments for Expenditure Remaining liability balances	3,479,667	3,256,117
Construction of Shin-Hanul Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	9,745,123	9,443,635
Commitments for Expenditure Remaining liability balances	0	160,512
Other 30 contracts
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	792,485	107,586
Commitments for Expenditure Remaining liability balances	620,593	58,466
Service of designing Seoul Combined Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	31,841	31,841
Commitments for Expenditure Remaining liability balances	934	984
Service of designing Shin-Boryeong Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	121,114	121,163
Commitments for Expenditure Remaining liability balances	0	521
Purchase of furnace for construction of Shin-Seocheon Thermal Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	305,209	305,209
Commitments for Expenditure Remaining liability balances	7,722	29,042
Purchase of turbine generator for construction of Shin-Seocheon Thermal Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	105,226	105,226
Commitments for Expenditure Remaining liability balances	6,301	8,279
Electricity construction of Shin-Seocheon Thermal Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	340,356	282,234
Commitments for Expenditure Remaining liability balances	0	13,524
Purchase of main machine for Jeju LNG Combined
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	166,287	166,287
Commitments for Expenditure Remaining liability balances	10,972	11,182
Service of designing Taean Units (#9,10)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	112,909	112,813
Commitments for Expenditure Remaining liability balances	12,623	12,933
Purchase of gas turbines and turbine equipment of Gimpo Combined Heat & Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	126,302	104,600
Commitments for Expenditure Remaining liability balances	61,735	41,840
Purchase of steam turbine, HRSG and Popwer Block of Gimpo Combined Heat & Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	214,053	210,900
Commitments for Expenditure Remaining liability balances	138,244	147,630
Construction of Gimpo Combined Heat & Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	130,015	0
Commitments for Expenditure Remaining liability balances	86,323	0
Purchase of coal handling machine for construction of Samcheok Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	286,571	285,158
Commitments for Expenditure Remaining liability balances	6,215	22,751
Purchase of furnace main equipment for construction of Samcheok Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	1,065,141
Commitments for Expenditure Remaining liability balances	0	11,609
Purchase of turbine main equipment for Samcheok Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	211,349
Commitments for Expenditure Remaining liability balances	0	125
Purchase of main equipment for Namjeju
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	140,144	140,144
Commitments for Expenditure Remaining liability balances	3	112
Purchase of main equipment for Shin-Sejong Combined Thermal Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	234,392	0
Commitments for Expenditure Remaining liability balances	₩ 200,122	₩ 0